Summary of Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Accrued Expenses and Other Current Liabilities [Line Items]
Taxes payable	$ 3,376	$ 7,399	$ 6,851	$ 6,127
Bonuses and commissions	6,710	6,080	3,613	3,176
Accrued compensation	5,895	3,570	1,856	891
Accrued third-party professional services	2,141	1,919	1,798	541
Other employee expenses	5,447	1,809	716	286
Current portion of facility exit obligation	597
Other	7,872	4,831	3,750	1,708
Total accrued expenses and other current liabilities	$ 32,038	$ 25,608	$ 18,584	$ 12,729